Consolidating Financial Statements - Consolidating Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011
Cash flows (used in) provided by operating activities:
Net income (loss)	$ (13,468)	$ (19,002)	$ (12,200)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	7,031	7,490	9,116
Amortization of deferred financing cost and debt discount	11,733	10,501	8,466
Stock-based compensation	216	336	468
Non-cash portion of restructuring charges	393
Deferred tax (income) expense	614	(8,585)	(2,163)
Provision for doubtful accounts	(93)	121	163
Inventory provision	812	716	959
Loss on extinguishment of debt	939	1,222	3,751
Premium on excess cash flow payment	(999)	(999)
Loss on change in fair value of embedded derivatives		8,873	297
Gain on change in fair value of embedded derivatives	(4,752)	(630)
(Gain) from sale of subsidiary			(3,655)
Loss on sale of asset		13	27
Loss on retirement of property and equipment	72	144	482
Loss on abandoned patents		45
Interest payable-in-kind	8,611	7,871	6,560
Changes in assets and liabilities:
Accounts receivable	(1,158)	982	3,840
Inventory	(451)	(2,012)	(2,315)
Prepaid expenses and other current assets	430	(84)	1,211
Accounts payable	31	604	(721)
Accrued expenses	2,399	309	(50)
Accrued interest	(370)	(1,017)	7,735
Income taxes payable	(44)	(142)	184
Deferred revenue	(333)	(37)	(5,564)
Other long-term assets and liabilities	2,377	1,068	3,158
Net cash provided by (used in) operating activities	13,990	8,417	19,749
Cash flows (used in) investing activities:
Acquisition of property and equipment	(6,249)	(3,665)	(6,238)
Proceeds from the disposition of property and equipment		19
Proceeds from sale of subsidiary			3,555
Acquisition of business, net of cash acquired of $34	(6,821)
Acquisition of other long lived assets	(142)	(100)	(86)
Net cash (used in) provided by investing activities	(13,212)	(3,746)	(2,769)
Cash flows used in financing activities:
Proceeds from issuance of long-term debt, Series B preferred stock and Series B ordinary stock			207,281
Payments on long-term debt	(4,995)	(4,997)	(218,000)
Payment of debt and equity issuance fees		(308)	(13,515)
Proceeds from the exercise of stock options		2
Proceeds from revolving credit facility			8,000
Payments on revolving credit facility			(30,000)
Net cash used in financing activities	(4,995)	(5,303)	(46,234)
Effect of exchange rate changes on cash	(1,130)	42	586
Net (decrease) increase in cash and cash equivalents	(5,347)	(590)	(28,668)
Cash and cash equivalents at beginning of period	27,510	28,100	56,768
Cash and cash equivalents at end of period	22,163	27,510	28,100
Bermuda Holdings [Member]
Cash flows (used in) provided by operating activities:
Net income (loss)	(13,468)	(19,002)	(12,200)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Amortization of deferred financing cost and debt discount	209	177
Loss on extinguishment of debt	14	90
Equity in profit (loss) subsidiaries	12,531	17,670	11,991
Changes in assets and liabilities:
Prepaid expenses and other current assets	29	(29)	(500)
Accounts payable	80	1,554	1,464
Accrued expenses	62	(188)	325
Other long-term assets and liabilities	500	63	27
Net cash provided by (used in) operating activities	(43)	335	1,107
Cash flows used in financing activities:
Payment of debt and equity issuance fees		(264)	(1,218)
Proceeds from the exercise of stock options		2
Net cash used in financing activities		(262)	(1,218)
Net (decrease) increase in cash and cash equivalents	(43)	73	(111)
Cash and cash equivalents at beginning of period	93	20	131
Cash and cash equivalents at end of period	50	93	20
Bermuda Ltd [Member]
Cash flows (used in) provided by operating activities:
Net income (loss)	(13,248)	(17,036)	(13,907)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	381	90	133
Amortization of deferred financing cost and debt discount	5,380	4,798	3,918
Loss on extinguishment of debt	444	543	1,724
Premium on excess cash flow payment	(480)	(480)
Loss on change in fair value of embedded derivatives		4,260	142
Gain on change in fair value of embedded derivatives	(2,281)
(Gain) from sale of subsidiary			(3,655)
Loss on abandoned patents		45
Interest payable-in-kind	4,133	3,785	3,170
Equity in profit (loss) subsidiaries	7,928	4,302	9,806
Changes in assets and liabilities:
Accounts receivable	(26)		(75)
Prepaid expenses and other current assets	31	69	(9)
Accounts payable	4,284	(14,924)	4,031
Accrued expenses	194	(30)	(20)
Accrued interest	(177)	(490)	3,713
Income taxes payable			12
Proceeds (payments) on intercompany dividend		17,428
Other long-term assets and liabilities	(72)	(179)	(832)
Net cash provided by (used in) operating activities	6,491	2,181	8,151
Cash flows (used in) investing activities:
Proceeds from sale of subsidiary			3,555
Acquisition of business, net of cash acquired of $34	(4,069)
Acquisition of other long lived assets	(142)	(100)	(86)
Net cash (used in) provided by investing activities	(4,211)	(100)	3,469
Cash flows used in financing activities:
Proceeds from issuance of long-term debt, Series B preferred stock and Series B ordinary stock			99,495
Payments on long-term debt	(2,398)	(2,399)	(105,359)
Payment of debt and equity issuance fees			(5,189)
Proceeds (payments) on intercompany financing		(10,999)
Proceeds (payments) on intercompany financing		10,999
Net cash used in financing activities	(2,398)	(2,399)	(11,053)
Effect of exchange rate changes on cash			8
Net (decrease) increase in cash and cash equivalents	(118)	(318)	575
Cash and cash equivalents at beginning of period	262	580	5
Cash and cash equivalents at end of period	144	262	580
Stratus US [Member]
Cash flows (used in) provided by operating activities:
Net income (loss)	(10,906)	(16,665)	(9,959)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	5,141	6,097	7,380
Amortization of deferred financing cost and debt discount	6,144	5,526	4,548
Stock-based compensation	186	297	384
Non-cash portion of restructuring charges	393
Deferred tax (income) expense			(828)
Provision for doubtful accounts	1	7	(18)
Inventory provision	1,723	546	1,472
Loss on extinguishment of debt	481	589	2,027
Premium on excess cash flow payment	(519)	(519)
Loss on change in fair value of embedded derivatives		4,613	155
Gain on change in fair value of embedded derivatives	(2,471)
Loss on sale of asset		13	27
Loss on retirement of property and equipment	72	144	482
Interest payable-in-kind	4,478	4,086	3,390
Equity in profit (loss) subsidiaries	(923)	(1,457)	(2,391)
Changes in assets and liabilities:
Accounts receivable	(1,218)	(1,318)	3,149
Inventory	(1,578)	(1,605)	(3,055)
Prepaid expenses and other current assets	84	303	715
Accounts payable	(7,854)	7,587	(7,113)
Accrued expenses	4,814	397	167
Accrued interest	(193)	(527)	4,022
Income taxes payable	(482)	18	22
Deferred revenue	963	659	(1,172)
Other long-term assets and liabilities	2,837	1,577	2,593
Net cash provided by (used in) operating activities	1,173	10,368	5,997
Cash flows (used in) investing activities:
Acquisition of property and equipment	(5,394)	(3,233)	(5,280)
Proceeds from the disposition of property and equipment		19
Acquisition of business, net of cash acquired of $34	(525)
Net cash (used in) provided by investing activities	(5,919)	(3,214)	(5,280)
Cash flows used in financing activities:
Proceeds from issuance of long-term debt, Series B preferred stock and Series B ordinary stock			107,786
Payments on long-term debt	(2,597)	(2,598)	(112,641)
Payment of debt and equity issuance fees		(44)	(7,108)
Proceeds (payments) on intercompany financing			15,000
Proceeds from revolving credit facility			8,000
Payments on revolving credit facility			(30,000)
Net cash used in financing activities	(2,597)	(2,642)	(18,963)
Effect of exchange rate changes on cash	(115)	58	(129)
Net (decrease) increase in cash and cash equivalents	(7,458)	4,570	(18,375)
Cash and cash equivalents at beginning of period	8,389	3,819	22,194
Cash and cash equivalents at end of period	931	8,389	3,819
Guarantor Subsidiaries [Member]
Cash flows (used in) provided by operating activities:
Net income (loss)	2,977	13,124	1,503
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	635	387	426
Stock-based compensation			9
Deferred tax (income) expense	443	(8,954)	(1,288)
Provision for doubtful accounts	(93)	118	270
Inventory provision	(254)	48	(541)
Equity in profit (loss) subsidiaries	(15)	(16)	(15)
Changes in assets and liabilities:
Accounts receivable	(1,093)	1,757	3,083
Inventory	103	249	1,468
Prepaid expenses and other current assets	92	(100)	(240)
Accounts payable	4,644	6,683	(59)
Accrued expenses	(3,087)	(20)	(263)
Income taxes payable	53	(17)	57
Deferred revenue	(1,510)	(612)	(3,735)
Proceeds (payments) on intercompany dividend		(17,428)
Other long-term assets and liabilities	(552)	(340)	1,132
Net cash provided by (used in) operating activities	2,343	(5,121)	1,807
Cash flows (used in) investing activities:
Acquisition of property and equipment	(3)		(262)
Acquisition of business, net of cash acquired of $34	(2,265)
Net cash (used in) provided by investing activities	(2,268)		(262)
Cash flows used in financing activities:
Proceeds (payments) on intercompany financing		10,999	(15,000)
Proceeds (payments) on intercompany financing		(10,999)
Net cash used in financing activities			(15,000)
Effect of exchange rate changes on cash	83	58	(13)
Net (decrease) increase in cash and cash equivalents	158	(5,063)	(13,468)
Cash and cash equivalents at beginning of period	11,767	16,830	30,298
Cash and cash equivalents at end of period	11,925	11,767	16,830
Non Guarantor Subsidiaries [Member]
Cash flows (used in) provided by operating activities:
Net income (loss)	940	712	1,057
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	966	916	1,159
Stock-based compensation	30	39	75
Deferred tax (income) expense	171	369	(47)
Provision for doubtful accounts	(1)	(4)	(89)
Inventory provision	(657)	122	28
Changes in assets and liabilities:
Accounts receivable	1,369	308	(2,317)
Inventory	1,428	(1,245)	1,329
Prepaid expenses and other current assets	794	(1,247)	1,599
Accounts payable	(1,561)	661	561
Accrued expenses	284	303	(342)
Income taxes payable	385	(143)	93
Deferred revenue	214	(84)	(657)
Other long-term assets and liabilities	(336)	(53)	238
Net cash provided by (used in) operating activities	4,026	654	2,687
Cash flows (used in) investing activities:
Acquisition of property and equipment	(852)	(432)	(696)
Acquisition of business, net of cash acquired of $34	38
Net cash (used in) provided by investing activities	(814)	(432)	(696)
Cash flows used in financing activities:
Effect of exchange rate changes on cash	(1,098)	(74)	720
Net (decrease) increase in cash and cash equivalents	2,114	148	2,711
Cash and cash equivalents at beginning of period	6,999	6,851	4,140
Cash and cash equivalents at end of period	9,113	6,999	6,851
Eliminations [Member]
Cash flows (used in) provided by operating activities:
Net income (loss)	20,237	19,865	21,306
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	(92)		18
Equity in profit (loss) subsidiaries	(19,521)	(20,499)	(19,391)
Changes in assets and liabilities:
Accounts receivable	(190)	235
Inventory	(404)	589	(2,057)
Prepaid expenses and other current assets	(600)	920	(354)
Accounts payable	438	(957)	395
Accrued expenses	$ 132	$ (153)	$ 83